Tax Receivable Agreement (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Summary of Changes of Tax Receivable Liability
The following table summarizes the changes in the TRA liabilities (in millions):

Tax Receivable Agreement Liability
Beginning balance as of December 31, 2021	$581
Measurement period adjustment	(8)
Fair value remeasurement	(41)
Conversion of noncontrolling interest	43

Ending Balance as of December 31, 2022	575
Less: current portion included in other current liabilities	(7)

Total long-term tax receivable agreement liability	$568